Consolidated Statements of Income In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Net sales (Note 7)	$ 24,167,841	¥ 1,981,763,000	¥ 1,843,127,000	¥ 1,431,564,000
Cost of sales (Notes 16,19 and 24)	17,570,304	1,440,765,000	1,343,464,000	1,101,559,000
Selling, general and administrative expenses (Notes 3,16 and 24)	3,443,110	282,335,000	264,691,000	249,286,000
Impairment loss on long-lived assets (Notes 8,10,21 and 24)	37,878	3,106,000	5,142,000	3,332,000
Other operating income (expenses), net (Note 24)	9,585	786,000	(6,901,000)	(10,352,000)
Operating income	3,126,134	256,343,000	222,929,000	67,035,000
Other expenses, net(Note 24)	(82,122)	(6,734,000)	(3,120,000)	(2,056,000)
Interest and dividend income	46,049	3,776,000	4,493,000	6,158,000
Interest expense	(94,927)	(7,784,000)	(6,475,000)	(8,502,000)
Other, net (Notes 3,16,19 and 21)	(33,244)	(2,726,000)	(1,138,000)	288,000
Income before income taxes and equity in earnings of affiliated companies	3,044,012	249,609,000	219,809,000	64,979,000
Income taxes (Note 15)
Current	810,000	66,420,000	57,923,000	32,722,000
Deferred	98,171	8,050,000	6,783,000	(7,358,000)
Total	908,171	74,470,000	64,706,000	25,364,000
Income before equity in earnings of affiliated companies	2,135,841	175,139,000	155,103,000	39,615,000
Equity in earnings of affiliated companies	19,622	1,609,000	2,724,000	1,588,000
Net income	2,155,463	176,748,000	157,827,000	41,203,000
Less net income attributable to noncontrolling interests	(118,378)	(9,707,000)	(7,075,000)	(7,644,000)
Net income attributable to Komatsu Ltd.	$ 2,037,085	¥ 167,041,000	¥ 150,752,000	¥ 33,559,000
Net income attributable to Komatsu Ltd.:
Basic	$ 2.1155	¥ 173.4700	¥ 155.7700	¥ 34.6700
Diluted	$ 2.1136	¥ 173.3200	¥ 155.6600	¥ 34.6500
Cash dividends per share	$ 0.50	¥ 41.00	¥ 26.00	¥ 26.00